Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Cash Flow Information

Year Ended
December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$314
Operating cash flows from finance leases	-
Financing cash flows from finance leases	1

Non-cash activity
Right-of-use assets obtained in exchange for operating lease liabilities	563
Assets obtained in exchange for finance lease liabilities	-

Supplemental Information

December 31,
2019
Weighted-average remaining lease term (in years):
Operating leases	2.7
Finance leases	0.3
Weighted average discount rate
Operating leases (1)	12.0%
Finance leases	8.7%

(1)	Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.

Future Maturities of Lease Liabilities

	Operating Leases	Finance Leases
2020	$295	$1
2021	176	-
2022	166	-
2023	4	-
Thereafter	-	-
Total undiscounted lease payments	641	1
Less: imputed interest	(86)	-
Present value of lease liabilities	555	1
Less: current obligations under leases	(250)	(1)
Long-term lease obligations	$305	$-

Lease Commitments

Description	Lease Start Date	Lease End Date	Renewal options remaining	Straight line monthly rental payment (in thousands)
Corporate office, Jacksonville, Florida	7/15/2018	7/31/2019	none	$31
Wireless design facility, Lake Mary, Florida	7/1/2017	11/30/2022	2 options to extend for 36 months each	$13
Warehouse and production facility, Jacksonville, Florida	7/1/2017	7/31/2020	none	$2

Contractual obligations

Contractual obligations:	2019	2020	2021 and thereafter	Total
Operating leases	$372	$191	$345	$908
Capital leases	$2	$1	$-	$3